Share-based payments - MIP I (Details) $ / shares in Units, $ in Thousands	Dec. 27, 2012 MXN ($) $ / $	Dec. 27, 2012 USD ($) $ / $	Dec. 24, 2012 USD ($) $ / $ $ / shares	Dec. 21, 2012 shares $ / shares	Apr. 29, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 $ / $	Dec. 31, 2023 ₡ / $	Dec. 31, 2023 Q / $	Dec. 31, 2023 $ / $	Dec. 31, 2022 $ / $	Dec. 31, 2022 ₡ / $	Dec. 31, 2022 Q / $	Dec. 31, 2022 $ / $	Dec. 31, 2021 $ / $	Dec. 31, 2021 ₡ / $	Dec. 31, 2021 Q / $	Dec. 31, 2021 $ / $
Share-based payments
Exchange rate					17.1883		16.89	524.7900	7.8301	3,822.05	19.36	594.9700	7.8515	4,810.20	20.5835	645.900	7.7285	3,981.16
MIP I
Share-based payments
Exercise price of shares			$ 5.31
Amount borrowed by trust	$ 133,723,000	$ 10,305
Exchange rate | $ / $	12.97	12.97	12.77
Maximum term of share options			10 years
Total cost of MIP determined			$ 213			$ 2,722,000
Series A and B shares | MIP I
Share-based payments
Number of instruments granted in share-based payment arrangement | shares				25,164,126
Shares issued as a percentage of diluted capital stock				3.00%
Exercise price of shares				$ 5.31